INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
INTANGIBLE ASSETS
Intangible Assets, net	$ 984,375
Tradename
INTANGIBLE ASSETS
Intangible Assets, Gross	1,050,000
Accumulated Amortization	65,625
Intangible Assets, net	$ 984,375
Estimated Life (in years)	10 years